Capital Leases Payable (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Leases Payable (Textual)
Capital leases due amount	$ 383,100	$ 383.10
Capital leases interest per annum	10.00%	10.00%
Capital lease obligation term	5 years	5 years